United States Securities
             Securities and Exchange Commission
                   Washington, D.C.  20549

                          Form 13F

                     Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:

Check here if Amendment [ X ]; Amendment Number:
     This Amendment (Check only one):  [ X ] is a restatement.
                                       [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Quantitative Advisors, Inc.
Address:   55 Old Bedford Road
           Lincoln, MA  01773


Form 13F File Number:   28-4108

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Singing this Report on Behalf of Reporting Manager:

Name:      Frederick S. Marius
Title:     President and General Counsel
Phone:     (781) 259-1144

Signature, Place, and Date of Signing;

      /s/ Frederick S. Marius     Lincoln, MA August 12, 1999

Report Type (Check only one.):

[  X ]    13F HOLDINGS REPORT.  (Check here if all holdings
     of this reporting manager are reported in this report.)

[    ]    13F NOTICE.  (Check here if no holdings reported
     are in this report, and all holdings are reported by another manager(s).)

[    ]    13F COMBINATION REPORT.  (Check here if a portion
     of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
                    Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         12

Form 13F Information Table Value Total: $    1,062
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the filing manager of this report.


NONE


Column 1  Column 2 Column 3 Column 4  Column 5      Column 6   Column 7   Column 8
Name of    Title    Cusip   Value    SHRS OR SH PUT Investment Other      Voting
Issuer     of              (x$1000)  PRN  AMT CALL  Discretion Managers   Authority
           Class                                                          Sole Shared None

REPSOL SA  ADR    76026T205 272     13,400  SH       OTHER              SHARED

COMPANIA   ADR    204449300 102     4,110   SH       OTHER              SHARED
DE TELECOM
DE CHILE

MADECO SA  ADR    556304103 130     12,880  SH       OTHER              SHARED


COMPANIA   ADR    204429104  94     3,280   SH       OTHER              SHARED
CERVECERI
AS UNIDAS SA

EMBOTELLA  ADR    29081P204  30     1,500   SH       OTHER              SHARED
DORA       SERIES
ANDINA SA  A


EMBOTELLA  ADR    29081P303  23     1,500   SH       OTHER              SHARED
DORA       SERIES
ANDINA SA  B


MASISA SA  ADR    574799102  26     2,500   SH       OTHER              SHARED


CHILECTRA  ADR    168884104  63     3,000   SH       OTHER              SHARED
SA

EMPRESA    ADR    29244T101  67     5,539   SH       OTHER              SHARED
NACIONAL
DE ELEC

ENERSIS SA ADR    29274F104  69     3,000   SH       OTHER              SHARED

GENER SA   ADR    368731105  73     4,100   SH       OTHER              SHARED


HUANENG    ADR    443304100 113     6,600   SH       OTHER              SHARED
POWER      SERIES
           N